Business combination	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Business combination [Text Block]
7.	Business combination

On July 31, 2017, Osisko acquired a precious metals portfolio of assets from Orion Mine Finance Group (“Orion”) consisting of 61 royalties, 6 streams and 7 precious metal offtakes for $1.1 billion. The final acquisition price was comprised of US$504.8 million ($630.1 million) in cash consideration, representing the agreed upon purchase price of US$500.6 million ($625.0 million) plus US$4.2 million ($5.1 million) for the working capital acquired, and 30,906,594 common shares of Osisko issued to Orion (the “Purchase Price”) (the “Transaction”). Any sale of the shares issued to Orion is subject to certain restrictions, including a 12 -month hold period and a broad distribution requirement.

The combination of Osisko and Orion’s Portfolio resulted in Osisko holding a total of 131 royalties, streams and offtakes, including 16 revenue-generating assets on July 31, 2017. Through the Transaction, the Company acquired a 9.6% diamond stream on the Renard diamond mine and a 4% gold and silver stream on the Brucejack gold and silver mine, both of which are new mines in Canada, in addition to a 100% silver stream on the Mantos Blancos copper mine in Chile.

As part of the Transaction, CDP Investissements Inc., an affiliate of Caisse de dépôt et placement du Québec (“Caisse”) and the Fonds de solidarité des travailleurs du Québec (F.T.Q.) (“Fonds F.T.Q.”) subscribed for $200 million and $75 million in common shares of Osisko, respectively, as part of a concurrent private placement (“Private Placement”) to fund a portion of the cash consideration and support the Transaction. A total of 18,887,363 common shares were issued at a price of $14.56 per share under the Private Placement. The Private Placement was subject to a 7% capital commitment payment payable partially in shares ( 2% representing 385,457 common shares) and in cash ( 5% representing $13.8 million). Additional fees of $376,000 ($275,000 net of income taxes) were incurred for the financing.

Additionally, Osisko drew US$118.0 million ($147.3 million) under its revolving credit facility with the National Bank of Canada and Bank of Montreal, settled the foreign exchange forward contracts (Note 30) by disbursing $275 million to receive US$204.0 million and paid US$182.8 million ($228.9 million) from Osisko’s current cash and cash equivalents balance.

The acquisition of Orion’s Portfolio meets the definition of a business combination. Consequently, the transaction has been recorded as a business combination with Osisko as the acquirer.

The assets acquired and the liabilities assumed were recorded at their estimated fair market values at the time of the closing of the acquisition, being July 31, 2017. The transaction costs related to the acquisition were expensed under business development expenses and amounted to $8.9 million.

As of the reporting date, the Company has completed the purchase price allocation over the identifiable net assets of Orion’s Portfolio. Adjustments between the preliminary and final purchase price allocation are related to adjustments to the working capital acquired (decrease in the consideration paid in cash of $1.0 million) and the final fair values of royalty, stream and other interests acquired (decrease of $1.0 million).

The table below presents the purchase price allocation:

Consideration paid	$
Cash (1)	648,385
Issuance of 30,906,594 common shares (2)	445,333
1,093,718
Net assets acquired	$
Cash and cash equivalents	8,707
Other current assets	1,217
Royalty, stream and other interests	1,116,115
Current liabilities	(435)
Deferred income tax liability	(31,886)
1,093,718

(1)	Including the loss on settlement of derivative financial instruments (cash flow hedges) of $18.2 million, net of income taxes of $2.8 million.
(2)

The fair value of the consideration paid in common shares represents the fair value of the shares on July 31, 2017 minus an illiquidity discount to take into account the twelve-month restrictions on their sales.

For the year ended December 31, 2017, the revenues and net earnings of the acquiree included in the statement of income (loss) amounted to $139,509,000 and $232,000, respectively.